Note 11 - Disclosures about Fair Value of Assets and Liabilities (Details) - Fair Value of Financial Instruments (USD $)	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Financial assets:
Cash and cash equivalents	$ 12,493,890	$ 12,303,200	$ 41,663,405	$ 26,574,082
Held-to-maturity securities	60,993	79,162
Federal Home Loan Bank stock	3,156,900	2,885,100
Mortgage loans held for sale	1,214,632	623,432
Loans, net	486,586,636	464,379,854
Financial liabilities:
Deposits	479,818,282	487,318,939
Securities sold under agreements to repurchase	10,000,000	10,000,000
Subordinated debentures	15,465,000	15,465,000
Interest payable	242,145	250,361
Interest payable	242,145	250,361
Fair Value, Inputs, Level 1 [Member]
Financial assets:
Cash and cash equivalents	12,493,890	12,303,200
Cash and cash equivalents	12,493,890	12,303,200
Fair Value, Inputs, Level 2 [Member]
Financial assets:
Held-to-maturity securities	60,993	79,162
Held-to-maturity securities	62,619	81,089
Federal Home Loan Bank stock	3,156,900	2,885,100
Federal Home Loan Bank stock	3,156,900	2,885,100
Mortgage loans held for sale	1,214,632	623,432
Mortgage loans held for sale	1,214,632	623,432
Interest receivable	2,030,058	1,852,641
Interest receivable	2,030,058	1,852,641
Financial liabilities:
Deposits	479,818,282	487,318,939
Deposits	476,519,750	476,503,513
FHLB and Federal Reserve advances	60,350,000	55,350,000
FHLB and Federal Reserve advances	61,615,252	57,185,083
Securities sold under agreements to repurchase	10,000,000	10,000,000
Securities sold under agreements to repurchase	10,371,866	7,978,555
Interest payable	242,145	250,361
Interest payable	242,145	250,361
Fair Value, Inputs, Level 3 [Member]
Financial assets:
Loans, net	486,586,636	464,379,854
Loans, net	487,244,753	466,057,001
Financial liabilities:
Subordinated debentures	15,465,000	15,465,000
Subordinated debentures	$ 15,465,000	$ 15,465,000